Pension and Other Postretirement Benefits - Schedule of Net Periodic Benefit Cost and Weighted-Average Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 42,465	$ 51,332	$ 44,593
Weighted-average assumptions (net benefit cost)
Discount rate	3.50%	4.50%
Expected return on plan assets	6.75%	7.00%
Weighted-average rate of compensation increase	3.25%	3.25%
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 25,864	$ 28,555	23,392
Interest cost	49,006	44,174	46,083
Expected return on plan assets	(60,244)	(58,755)	(55,196)
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	22,356	32,115	24,004
Net periodic benefit cost	$ 36,982	$ 46,089	$ 38,283
Weighted-average assumptions (net benefit cost)
Discount rate	4.50%	3.75%	4.50%
Expected return on plan assets	7.00%	7.00%	7.00%
Weighted-average rate of compensation increase	3.25%	3.25%	3.25%
SERP
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 266	$ 245	$ 309
Interest cost	1,760	1,658	1,883
Expected return on plan assets	0	0	0
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	1,020	1,502	1,441
Net periodic benefit cost	$ 3,046	$ 3,405	$ 3,633
Weighted-average assumptions (net benefit cost)
Discount rate	4.50%	3.75%	4.50%
Weighted-average rate of compensation increase	3.25%	3.25%	3.25%
PBOP
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,276	$ 1,473	$ 1,468
Interest cost	3,046	2,748	3,232
Expected return on plan assets	(3,156)	(3,718)	(3,358)
Amortization of prior service cost	1,271	1,335	1,335
Amortization of net actuarial loss	0	0	0
Net periodic benefit cost	$ 2,437	$ 1,838	$ 2,677
Weighted-average assumptions (net benefit cost)
Discount rate	4.50%	3.75%	4.50%
Expected return on plan assets	7.00%	7.00%	7.00%